Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers by Timing of Revenue (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 12,354,572	$ 1,590,178	$ 8,689,749
Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues					$ 4,421,208
Revenue recognized at point in time [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues		10,111,055	1,301,411	7,635,082
Revenue recognized at point in time [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues					4,106,208
Revenue recognized over-time [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 2,243,517	$ 288,767	$ 1,054,667
Revenue recognized over-time [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues					$ 315,000